Schedules of Concentration of Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	19.20%	24.70%	38.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	13.50%	14.10%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Product Information [Line Items]
Concentration risk percentage	6.90%	11.00%	7.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	3.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	11.90%	6.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Product Information [Line Items]
Concentration risk percentage	15.40%	18.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Product Information [Line Items]
Concentration risk percentage	22.60%	30.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Product Information [Line Items]
Concentration risk percentage	8.40%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Product Information [Line Items]
Concentration risk percentage	6.00%	11.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	22.20%	15.70%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	8.30%	4.00%	13.40%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage	14.10%	10.80%	7.90%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier L [Member]
Product Information [Line Items]
Concentration risk percentage	21.50%	9.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	8.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage	22.60%	24.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier L [Member]
Product Information [Line Items]
Concentration risk percentage	36.30%	9.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk percentage	3.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier N [Member]
Product Information [Line Items]
Concentration risk percentage		11.60%